FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2025 and 2024.

(in US$ thousands)	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$28,740	$28,740	$34,781	$34,781
Accounts receivable	108	108	141	141
Restricted cash	313	313	313	313
Other receivable - current	672	672	2	2
Other receivable - noncurrent (included in Other assets)	191	191	392	392
Refundable deposits	189	189	182	182
Investment in securities - current and noncurrent	8,173	8,173	5,441	5,441
Financial liabilities
Accounts payable	57	57	38	38
Accrued expenses	1,110	1,110	745	745
Lease liabilities - current and noncurrent	248	248	500	500

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2025 and 2024 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•
Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.
•
Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.
•
Investment in securities – current and noncurrent: Valuation techniques are applied for measurement of debt and equity securities.
•
Other receivable - current and noncurrent: Measured at amortized cost under the current expected credit loss (“CECL”) model.
•
Lease liabilities: Measured at discounted amounts of lease payments.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			At December 31, 2025
	Level 1	Level 2	Level 3
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current and noncurrent	—	—	8,173	8,173
	$—	$313	$8,173	$8,486

(in US$ thousands)	Fair Value Measurement Using			At December 31, 2024
	Level 1	Level 2	Level 3
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current and noncurrent	—	—	5,441	5,441
	$—	$313	$5,441	$5,754

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 3 for the years ended December 31, 2025 and 2024.

Level 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2025 and 2024, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2025
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,384	$57
Purchase	4,205	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(39)
included in other comprehensive income - unrealized gain (loss) on security	(1,700)	—
included in other comprehensive income - foreign currency items	263	3
Balance at end of year	$8,152	$21
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(39)

(in US$ thousands)	2024
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,548	$229
Purchase	1,063	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(161)
included in other comprehensive income - unrealized gain (loss) on security	(865)	—
included in other comprehensive income - foreign currency items	(362)	(11)
Balance at end of year	$5,384	$57
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(161)

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2025 and 2024 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2025	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	23.7%	23.7%	Debt securities: +$1,473 Equity securities: +$36	Debt securities: -$1,441 Equity securities: -$15
		Discount for lack of marketability	From 11.00% to 15.00% for different scenarios	From 15.00% to 66.00% for different scenarios	Debt securities: +$93 Equity securities: +$0	Debt securities: -$92 Equity securities: -$1
		Volatility	From 30.51% to 38.00% for different scenarios	From 38.00% to 178.33% for different scenarios	Debt securities: +$38 Equity securities: -$2	Debt securities: -$108 Equity securities: +$1
December 31, 2024	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$324 Equity securities: +$28	Debt securities: -$352 Equity securities: -$20
		Discount for lack of marketability	13%	From 13.0% to 48.0% for different scenarios	Debt securities: +$62 Equity securities: +$1	Debt securities: -$62 Equity securities: -$1
		Volatility	29%	29%	Debt securities: +$99 Equity securities: -$1	Debt securities: -$36 Equity securities: +$2

When estimating the value of the early stage enterprise, in the absence of observable market prices or a recent financing transaction, we obtained sufficient financial and operational information from the issuer’s company, using the income approach as our primary method, which reflects the close relationship between the future cash generating ability of the issuer’s company and respective enterprise value. As the issuer’s company was still at its early stage of development with limited historical track record, market multiples were conducted for supplementary reference only.

The derived enterprise value was then served as a reasonable basis for the subsequent equity value allocation exercise to estimate the portion assignable to the issuer’s convertible note and respective share categories as of the measurement date by applying a hybrid method of Probability Weighted Expected Return Method (“PWERM”) and Option Pricing Method (“OPM”). Such hybrid method estimates the probability weighted value across multiple scenarios, using OPM to estimate the allocation of value within one or more of those scenarios.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. Our Company's long-lived assets measured at fair value on a nonrecurring basis include property, plant, and equipment, intangible assets, operating lease ROU assets, and prepaid licensing and royalty fees.

No assets and liabilities measured at fair value on a nonrecurring basis were determined to be impaired as of December 31, 2025 and 2024.